INCOME TAXES - Reconciliation of Canadian statutory rate and the effective income tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 92,157	$ 1,550,839
Expected income taxes at the Canadian statutory tax rate of 26.5% (2021 - 26.5%)	24,422	410,972
Income distributed and taxable to unitholders	(92,252)	(150,899)
Net foreign rate differentials	9,145	(22,772)
Net change in provisions for uncertain tax positions	719	(458)
Net permanent differences	(6,151)	176
Net effect of change in tax rates	(17,330)	628
Non-recognition of deferred tax assets	16,770	3,277
Withholding taxes and other	1,012	(357)
Income tax (recovery) expense	$ (63,665)	$ 240,567
Tax rate	26.50%	26.50%